NEW ACCOUNTING STANDARD UPDATES	6 Months Ended
Mar. 28, 2014
Accounting Changes And Error Corrections [Abstract]
NEW ACCOUNTING STANDARD UPDATES

(13) NEW ACCOUNTING STANDARD UPDATES:

In December 2011, the FASB issued an accounting standard update (“ASU”) that requires companies with financial instruments and derivative instruments that are offset on the balance sheet or subject to a master netting arrangement to provide additional disclosures regarding the instruments impact on a company’s financial position. In January 2013, the FASB issued an accounting standard update to clarify the scope of this ASU. The Company adopted the guidance in the first quarter of fiscal 2014 which did not have a material impact on the condensed consolidated financial statements.

In February 2013, the FASB issued an ASU which requires companies to disclose information about reclassifications out of accumulated other comprehensive income (“AOCI”). Companies also are required to present reclassifications by component when reporting changes in AOCI balances. For significant items reclassified out of AOCI to net income in their entirety in the period, companies must report the effect of the reclassifications on the respective line items in the statement where net income is presented. The Company adopted the guidance in the first quarter of fiscal 2014 which did not have a material impact on the condensed consolidated financial statements.

In July 2013, the FASB issued an ASU which requires unrecognized tax benefits to be offset against a deferred tax asset for a net operating loss carryforward, similar tax loss or tax credit carryforward in certain situations. The guidance will likely change the balance sheet presentation of certain unrecognized tax benefits. The guidance is effective in the first quarter of fiscal 2015. The Company is currently evaluating the impact of the pronouncement.

In January 2014, the FASB issued an ASU which states that companies should not account for certain service concession arrangements with public-sector entities as leases and should not recognize the related infrastructure as property, plant and equipment. The guidance is effective for the Company beginning in the second quarter of fiscal 2015. The Company is currently evaluating the impact of the pronouncement.